Stock-Based Compensation - Employee Earnout RSUs and CEO Earnout RSUs (Details) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Dec. 23, 2020 tranche D $ / shares shares	Jul. 30, 2020 shares	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%		25.00%
Stock based compensation expense | $			$ 16,835	$ 672	$ 11,296	$ 35,972
CEO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued | shares		1,000,000
CEO | Employee earnout restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued | shares	1,000,000
Vesting percentage	33.33%
Number of tranches | tranche	1
Threshold trading days | D	20
Threshold consecutive trading days | D	30
Threshold period	36 months
Vesting period	1 year
Average grant date fair value	$ 12.08
Stock based compensation expense | $					322
CEO | Employee earnout restricted stock | Common stock is greater than or equal to $18.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold closing price of common stock	18.00
CEO | Employee earnout restricted stock | Common stock is greater than or equal to $20.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold closing price of common stock	20.00
CEO | Employee earnout restricted stock | Common stock is greater than or equal to $22.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold closing price of common stock	$ 22.00
Employee awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense | $			$ 2,529	$ 672	9,680	$ 2,740
Employee awards | Employees | Employee earnout restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued | shares	1,003,317
Vesting percentage	33.33%
Number of tranches | tranche	3
Threshold trading days | D	20
Threshold consecutive trading days | D	30
Threshold period	36 months
Vesting period	1 year
Average grant date fair value	$ 12.08		$ 16.78
Stock based compensation expense | $			$ 6,153		$ 314
Employee awards | Employees | Employee earnout restricted stock | As Filed
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued | shares	976,331
Employee awards | Employees | Employee earnout restricted stock | Common stock is greater than or equal to $18.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.33%
Threshold closing price of common stock	$ 18.00
Employee awards | Employees | Employee earnout restricted stock | Common stock is greater than or equal to $20.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold closing price of common stock	20.00
Employee awards | Employees | Employee earnout restricted stock | Common stock is greater than or equal to $22.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold closing price of common stock	$ 22.00